Annual Total Returns[BarChart] - Victory Sycamore Small Company Opportunity Fund - Class R	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.93%	11.92%	32.59%	6.15%	(0.91%)	29.33%	11.25%	(8.77%)	26.28%	4.21%